Estimated Fair Value of Options on the Dates of Each Grant Using a Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Minimum	Mar. 31, 2010 Minimum	Mar. 31, 2009 Minimum	Mar. 31, 2011 Maximum	Mar. 31, 2010 Maximum	Mar. 31, 2009 Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield	0.55%		0.75%		0.59%			0.69%
Expected volatility	30.00%		39.71%		44.68%			49.86%
Risk-free interest rate				7.53%	7.32%	9.20%	7.62%	7.71%	9.30%
Expected lives	1-4.3 years	1-4 years	1-4 years